ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

As of September 30, 2022 and December 31, 2021, accounts receivable consisted of the following:

	September 30	December 31
	2022	2021

Accounts receivable	$306,288	$144,246
Accounts receivable – related parties*	153,778	137,297
Allowance for doubtful accounts	(2,517)	-
Total accounts receivable	$457,549	$281,543

*

Includes $122,352 and $132,147 as of September 30, 2022 and December 31, 2021 respectively, due from UST Mexico, Inc. for Hemp products (72%) and manufacturing services (28%). See Note 11 for additional information on related party transactions related to receivables.

NOTE 3 – ACCOUNTS RECEIVABLE

As of December 31, 2021 and 2020, accounts receivable consisted of the following:

	December 31,	December 31,
	2021	2020

Accounts receivable	$144,246	$10,390
Accounts receivable – related parties*	137,297	5,587
Allowance for doubtful accounts	-	(10,290)
Total accounts receivable	$281,543	$5,687

* Due from UST Mexico, Inc. for Hemp products (70%) and manufacturing services (30%)

See Note 11 for additional information on related party transactions related to receivables.